Long-Term Investment - Schedule of Long-Term Investment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Equity investments accounted for using the equity method [Member]
Schedule of Long-Term Investment [Line Items]
Balance at beginning
Investment made	[1]
Balance at ending
Impairment loss of investment				[1]
Equity investments without readily determinable fair values [Member]
Schedule of Long-Term Investment [Line Items]
Balance at beginning			15,918
Investment made	[1]				15,918
Balance at ending					$ 15,918
Impairment loss of investment			$ (15,918)	[1]

[1]	On December 28, 2023, The Group entered into an equity investment term sheet with W. Motors Automotive Group Holding Limited (“W. Motors”), a private company, pursuant to which the Group agreed to issue 308,171 Class B ordinary shares as consideration for its unpaid research and development service fees, and an additional 2,070,000 Class B ordinary shares in exchange for a 5% equity interest in W. Motors. As the Group has neither obtained control over nor been able to exert significant influence on the investee before or after the transaction, the investment is accounted for as a long-term equity investment without readily determinable fair values and measured at cost, and less impairment if any. Given that the fair value of the Group’s ordinary shares is more reliably measurable, being listed on a public exchange, the investment was initially recognized at the fair value of the shares issued by the Group, amounting to approximately US$15.9 million.